Schedule of valuation method of recoverable amount (Details)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
TSI Yatra Private Limited [member]
IntangibleAssetsAndGoodwillLineItems [Line Items]
Value in use		Value in use
Fair value less costs of disposal	FVLCOD
Yatra for Business Private Limited [member]
IntangibleAssetsAndGoodwillLineItems [Line Items]
Value in use		Value in use
Fair value less costs of disposal	FVLCOD
Yatra tg stays private limited and yatra hotel solutions private limited [member]
IntangibleAssetsAndGoodwillLineItems [Line Items]
Value in use	Value in use	Value in use